Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of loans and advances to customers by credit risk rating grade

The following tables present the loans and advances to customers by credit risk rating grade where AA is the highest rating and HH the lowest. The Group considers customers with a rating of AA to C to be low risk and customers with a rating of D to HH to be high risk.

	12/31/2021
Rating	Low Risk	High Risk	Total
Loans and advances to customers
AA	6,174,695	—	6,174,695
A	8,879,596	—	8,879,596
B	738,198	—	738,198
C	769,900	—	769,900
D	—	218,136	218,136
E	—	100,651	100,651
F	—	77,135	77,135
G	—	82,443	82,443
H	—	175,608	175,608

Total	16,562,388	653,973	17,216,362

	12/31/2020
Rating	Low Risk	High Risk	Total
Loans and advances to customers
AA	4,191,808	—	4,191,808
A	3,795,674	—	3,795,674
B	271,617	—	271,617
C	271,500	—	271,500
D	—	66,789	66,789
E	—	43,607	43,607
F	—	27,699	27,699
G	—	26,325	26,325
H	—	90,912	90,912
HH	—	4,127	4,127

Total	8,530,599	259,458	8,790,058

Schedule of loans and advances to customers by product and risk

The following tables present the loans and advances to customers by product and risk:

	12/31/2021
	Low Risk	High Risk	Total
Loans and advances to customers
Payroll Card	55,753	9,510	65,263
Credit Card	4,335,866	462,452	4,798,318
Overdraft protection agreement	2,663	10,199	12,862
Check Account	1,255	31,979	33,234
Payroll loans and personal credit*	3,315,747	152,177	3,467,924
Business loans	2,962,937	54,221	3,017,158
Real Estate loans	4,782,312	339,099	5,121,411
Rural loans	700,192	—	700,192
	16,156,725	1,059,637	17,216,362
Amounts due from financial institutions
Amounts due from financial institutions	2,051,862	—	2,051,862
	2,051,862	—	2,051,862

Derivative financial instruments
Swap	66,545	—	66,545
	66,545	—	66,545

	12/31/2020
	Low Risk	High Risk	Total

Loans and advances to customers
Payroll Card	64,570	3,162	67,732
Credit Card	1,793,872	110,770	1,904,643
Overdraft protection agreement	20,193	—	20,193
Checking Account overdraft	10,660	3,572	14,232
Payroll loans and personal credit*	1,510,962	40,437	1,551,399
Business loans	1,580,682	2,186	1,582,868
Real Estate loans	3,372,023	99,331	3,471,354
Rural loans	177,637	—	177,637

	8,530,599	259,458	8,790,058
Amounts due from financial institutions
Amounts due from financial institutions	502,369	—	502,369
	502,369	—	502,369

Derivative financial instruments
Swap	(56,758)	—	(56,758)
	(56,758)	—	(56,758)

Schedule of Maximum exposure to credit risk

	12/31/2021	12/31/2020
Exposure to credit risk
Balances of “Cash and cash equivalents”	500,446	2,154,687
Amounts due from financial institutions	2,051,862	502,369
Compulsory deposits at Banco Central do Brasil	2,399,488	1,709,729
Derivative financial assets	86,948	27,513
Loans and advances to customers	17,216,362	8,790,058
Other financial assets	12,757,687	5,812,622
Sub-total	35,012,793	18,996,978

Financial guarantees provided	—	127
Total exposure to credit risk	35,012,793	18,997,105

Schedule of the credit exposure of real estate loans by loan-to-value (LTV) ratio

	12/31/2021	12/31/2020

Lower than 30%	582,421	467,960
31 – 50%	1,584,454	1,291,130
51 – 70%	2,116,015	1,314,740
71 – 90%	756,870	370,357
Higher than 90%	81,651	27,167
	5,121,411	3,471,354

Schedule of Concentration of the portfolio of loans and advances to customers

The concentration of the portfolio of loans and advances by product is as follows:

	12/31/2021		12/31/2020
	Balance	%	Balance	%
Private Sector
Payroll Card	65,263	0.38%	67,732	0.77%
Credit Card	4,798,318	27.85%	1,904,643	21.67%
Overdraft Protection Agreement	12,862	0.07%	20,193	0.23%
Check Account overdraft	33,234	0.19%	14,232	0.16%
Payroll loans and personal credit	3,467,924	20.14%	1,551,399	17.65%
Business loans	3,017,158	17.52%	1,582,868	18.01%
Real Estate loans	5,121,411	29.75%	3,471,354	39.49%
Rural loans	700,192	4.07%	177,637	2.02%
Total Portfolio	17,216,362	100%	8,790,058	100%

	12/31/2021		12/31/2020
		% on Loans		% on Loans
		and advances		and advances
	Balance	to customers	Balance	to customers

Largest debtor	274,262	1.59%	144,821	1.65%
Total of the 20 largest debtors	2,034,977	11.82%	2,145,985	24.41%
Total of the 50 largest debtors	2,627,038	15.26%	1,695,446	19.29%
Total of the 100 largest debtors	3,138,861	18.23%	2,157,462	24.54%

Schedule of loans and advances to customers by maturity

The breakdown of loans and advances to customers by maturity is as follows:

	12/31/2021
	To fall due	Overdue	Total
Installments to fall due
Overdue by fewer than 15 days and to fall due within 90 days	2,849,136	—	2,849,136
To fall due between 91 and 360 days	3,868,156	—	3,868,156
To fall due in more than 360 days	8,732,081	—	8,732,081
Total to fall due	15,449,373	—	15,449,373

Overdue installments
Overdue by 15 days or more	—	1,766,989	1,766,989
Total overdue	—	1,766,989	1,766,989

Total Portfolio	15,449,373	1,766,989	17,216,362

	12/31/2020
	To fall due	Overdue	Total
Installments to fall due
Overdue by fewer than 15 days and to fall due within 90 days	2,593,572	—	2,593,572
To fall due between 91 and 360 days	1,357,068	—	1,357,068
To fall due in more than 360 days	4,637,604	—	4,637,604
Total to fall due	8,588,244	—	8,588,244

Overdue installments
Overdue by 15 days or more	—	201,814	201,814
Total overdue	—	201,814	201,814

Total Portfolio	8,588,244	201,814	8,790,058

Schedule of interpretation of liquidity coverage ratio

Interpretation of LCR with regard to minimum	Situation

LCR below 3.00 times	Critical
LCR above 2.99 and below 5.00 times	Satisfactory
LCR above 4.99 and below 8.00 times	Comfortable
LCR above 7.99	Excess liquidity

Schedule of the projected future realizable value of financial assets and liabilities by remaining contractual term

The table below presents the projected future realizable value of the Group’s financial assets and liabilities by contractual term:

	12/31/2021
	Explanatory		3 months to 1
	note	Up to 3 months	year	Above 1 year	Total
Financial assets
Cash and cash equivalents	8	500,446	—	—	500,446
Compulsory deposits at Banco Central do Brasil	10b	2,399,488	—	—	2,399,488
Amounts due from financial institutions	10	2,051,862	—	—	2,051,862
Securities	12	474,509	203,451	12,079,727	12,757,687
Derivative Financial Instruments	9	86,948	—	—	86,948
Loans and advances to customers	11	4,616,124	3,868,156	8,732,082	17,216,362
Other assets	17	687,336	28,012	77,387	792,735
Total financial assets		10,816,713	4,099,619	20,889,196	35,805,528

Financial liabilities
Liabilities with financial institutions	18	5,306,020	35,444	—	5,341,464
Liabilities with customers	19	11,360,378	6,956,400	16,765	18,333,543
Securities issued	20	112,591	3,349,639	109,863	3,572,093
Derivative financial instruments liabilities	9	—	29,452	37,093	66,545
Borrowing and onlending	21	99	1,087	23,886	25,071
Other liabilities	24	374,327	134,744	108,277	617,349
Total financial liabilities		17,153,415	10,506,766	295,884	27,956,065

	12/31/2020
	Explanatory	Up to 3	3 months	Above 1 year	Total
	note	months	to 1 year
Financial assets
Cash and cash equivalents	8	2,154,687	—	—	2,154,687
Compulsory deposits at Banco Central do Brasil	10b	502,369	—	—	502,369
Amounts due from financial institutions	10	1,207,383	502,346	—	1,709,729
Securities	12	196,927	161,356	5,454,339	5,812,622
Derivative Financial Instruments	9	6,510	21,003	—	27,513
Loans and advances to customers	11	2,795,385	1,357,068	4,637,605	8,790,058
Other assets	17	409,465	27,373	81,844	518,681
Total financial assets		7,272,726	2,069,146	10,173,788	19,515,660
Financial liabilities
Liabilities with financial institutions	18	1,706,681	50,232	—	1,756,913
Liabilities with customers	19	7,550,562	607,077	4,278,993	12,436,632
Securities issued	20	80,924	505,572	1,142,940	1,729,436
Derivative financial instruments liabilities	9	—	20,767	35,991	56,758
Borrowing and onlending	21	104	1,145	26,156	27,405
Other liabilities	24	475,420	—	—	475,420
Total financial liabilities		(9,813,691)	(1,184,793)	(5,484,079)	(16,482,563)

Schedule of market risk of trading book and banking book

The market risk of Trading Book, considering the VaR model, is presented in the following table:

R$Thousand	2021	2020

Risk Factor	21 days - holding period
Price index coupons	4,882	4,262
Pre fixed interest rate	83	6,319
Foreign currency coupons	—	365
Exchange rates	80	2,014
Shares prices	1,599	4,056
Others	—	22,845
SubTotal	6,645	39,861
Diversification effects (correlation)	1,758	17,939
Value-at-Risk	4,887	21,921

The market risk of Banking Book, calculated by the VaR model, is presented in the following table:

R$Thousand	2021	2020

Risk Factor	21 days - holding period
Price index coupons	364,502	169,917
Pre fixed interest rate	49,577	20,345
Interest rate coupons	36,555	1,631
Share Price	1,412	20,345
SubTotal	452,045	191,893
Diversification effects (correlation)	84,587	18,491
Value-at-Risk	367,458	173,402

Schedule of sensitivity analysis

Scenario II: Projects a possible variation of 25 percent in the rates of each risk factor. The numbers presented represent the largest loss per risk factor and do not consider correlation.

Scenario III: Project a remote variation of 50 percent in the rates of each risk factor. The numbers presented represent the largest loss per risk factor and do not consider correlation.

Exposures							12/31/2021
Banking and Trading Portfolios	Scenarios
		variation rate		variation rate		variation rate
Risk factors	Risk of variation in:	scenario I	scenario I	scenario II	scenario II	scenario III	scenario III
IPCA Coupon	Price index coupons	increase	(3,045)	increase	(378)	increase	(658,147)
IGP-M Coupon	Price index coupons	increase	(42)	increase	(6)	increase	(10,118)
Fixed	Fixed interest rates	decrease	(334)	decrease	(183)	decrease	(551,209)
TR Coupon	Interest rate coupons	increase	(813)	increase	(23)	increase	(226,744)

Exposures							12/31/2020
Banking and Trading Portfolios	Scenarios
		variation rate		variation rate		variation rate
Risk factors	Risk of variation in:	scenario I	scenario I	scenario II	scenario II	scenario III	scenario III
IPCA Coupon	Price index coupons	increase	(3,267)	increase	(233)	increase	(44,207)
IGP-M Coupon	Price index coupons	increase	(83)	increase	(8)	increase	(15,804)
Fixed	Fixed interest rates	increase	(162)	increase	(30)	increase	(56,739)
TR Coupon	Interest rate coupons	increase	(34)	increase	(5)	increase	(9,801)